UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06206

        Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Quality Municipal Fund, Inc. (NQI)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.7% (1.0% of Total Investments)
$ 1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/13 at 100.00	AAA	$1,235,221
	2002B, 5.250%, 1/01/20 (Pre-refunded 1/01/13) – MBIA Insured
7,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	AAA	7,516,725
	MBIA Insured

8,635	Total Alabama			8,751,946

	Arizona – 3.2% (1.7% of Total Investments)
2,750	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 8.230%,	7/17 at 100.00	AAA	1,562,825
	7/01/31 – FSA Insured (IF)
9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	8,549,376
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	6,726,204
	7/01/39 – FGIC Insured

20,705	Total Arizona			16,838,405

	Arkansas – 0.8% (0.5% of Total Investments)
4,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa3	4,327,265
	5.000%, 11/01/24 – MBIA Insured

	California – 32.1% (18.5% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
35	5.000%, 12/01/24 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	Aa2 (4)	38,631
35	5.000%, 12/01/26 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	Aa2 (4)	38,631
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
4,010	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	4,125,849
3,965	5.000%, 12/01/26 – MBIA Insured	12/14 at 100.00	AAA	4,044,498
1,275	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,329,774
	5.250%, 10/01/23 – MBIA Insured
7,115	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	7,596,045
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC Insured (UB)
13,175	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AA	12,464,341
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
13,445	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	AA	13,484,259
7,055	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 (Pre-refunded	4/12 at 100.00	AAA	7,600,986
	4/01/12) – AMBAC Insured
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	AA	4,940
3,745	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AAA	4,103,883
	4/01/14) – AMBAC Insured
8,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – MBIA Insured	10/12 at 100.00	AA	7,867,200
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	AA	2,337,239
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA	1,978,050
	2001A, 0.000%, 8/01/25 – FGIC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
22,985	0.000%, 1/15/24 – MBIA Insured	1/10 at 44.52	AA	8,610,181
22,000	0.000%, 1/15/31 – MBIA Insured	1/10 at 29.11	AA	5,057,800
50,000	0.000%, 1/15/37 – MBIA Insured	1/10 at 20.19	AA	7,550,500
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	AA	4,929,100
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	7,697,345
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured (UB)
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,357,696
	11/01/25 – FSA Insured
5,348	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living	1/12 at 105.00	Aaa	5,741,987
	Housing Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42
5,190	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	8/08 at 100.00	AA (4)	5,707,703
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – MBIA Insured (ETM)
3,615	Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds,	5/13 at 100.00	AA (4)	3,935,723
	Series 2003D, 5.000%, 5/01/24 (Pre-refunded 5/01/13) – MBIA Insured
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	2,452,626
	Projects, Series 2004, 5.000%, 10/01/25 – XLCA Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A3	2,058,520
	Project, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA	6,935,112
12,690	5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AA	11,873,906
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds,
	Series 2005A:
2,000	5.000%, 7/01/21 – MBIA Insured	7/15 at 100.00	AA+	2,078,080
3,655	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AA+	3,782,231
3,840	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AA+	3,936,845
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA	7,899,510
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	A+	1,558,480
	2006, 0.000%, 8/01/23 – FGIC Insured
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	A+	989,120
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
1,575	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	A+	1,557,864
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,612,636
	5.000%, 8/01/28 – MBIA Insured

250,248	Total California			167,337,291

	Colorado – 4.3% (2.5% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	2,077,163
	6/01/22 – FSA Insured
	Denver, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,313,764
3,300	5.000%, 11/15/24 – FGIC Insured (UB)	11/16 at 100.00	A+	3,245,649
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,231,784
9,780	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA	2,237,077
	9/01/32 – MBIA Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA	3,230,300
	MBIA Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,280,750
	5.000%, 12/15/24 – FSA Insured (UB)
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AA–	979,120
	FGIC Insured

37,045	Total Colorado			22,595,607

	District of Columbia – 2.3% (1.3% of Total Investments)
8,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AA (4)	8,119,920
	Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AA	963,523
	Revenue Bonds, Series 2007, Residuals 1606, 8.249%, 10/01/30 – AMBAC Insured (IF)
3,920	Washington DC Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series	10/16 at 100.00	AA	2,693,197
	1730, 1731, 1736, 5.609%, 10/01/36 – AMBAC Insured (IF)

13,255	Total District of Columbia			11,776,640

	Florida – 8.0% (4.6% of Total Investments)
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 –	10/14 at 100.00	AA	3,500,957
	MBIA Insured
3,250	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	3,350,848
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 – FSA Insured	10/10 at 101.00	AAA	20,145,798
	(Alternative Minimum Tax)
4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/11 at 100.00	AAA	4,002,990
	Monterey Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 – FSA Insured (Alternative
	Minimum Tax)
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	6,533,590
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
3,780	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AA	3,915,286
	8/01/16 – AMBAC Insured

41,595	Total Florida			41,449,469

	Georgia – 0.2% (0.1% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,023,080
	FSA Insured

	Hawaii – 3.4% (2.0% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 – FSA Insured	7/13 at 100.00	AAA	1,666,818
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
8,785	6.625%, 7/01/18 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	A2	9,058,038
7,000	6.000%, 7/01/19 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	A2	7,088,060

17,405	Total Hawaii			17,812,916

	Illinois – 16.7% (9.6% of Total Investments)
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International	1/10 at 101.00	AA	9,661,500
	Airport, Series 1999, 5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)
2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AA	2,897,684
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
25,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AA (4)	26,133,995
	2/15/30 – AMBAC Insured (ETM)
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 –	5/11 at 100.00	AAA	13,671,923
	FSA Insured
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 –	4/12 at 100.00	AAA	16,197,778
	FSA Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,742,340
	Project, Series 2002A, 0.000%, 12/15/24 – MBIA Insured
10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AA (5)	10,707,300
	2001B, 5.250%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured

94,435	Total Illinois			87,012,520

	Indiana – 2.4% (1.4% of Total Investments)
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	3,552,676
	MBIA Insured
7,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AA+	8,918,771
	6/01/15 – AMBAC Insured

11,520	Total Indiana			12,471,447

	Kansas – 0.6% (0.3% of Total Investments)
3,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	A1	3,078,720
	FGIC Insured

	Kentucky – 6.3% (3.6% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	AA	3,035,381
	5.000%, 5/01/25 – MBIA Insured
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
2,530	6.150%, 10/01/27 – MBIA Insured	10/13 at 101.00	Aaa	2,756,334
12,060	6.150%, 10/01/28 – MBIA Insured	10/13 at 101.00	Aaa	13,138,888
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
3,815	6.150%, 10/01/27 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 101.00	Aaa	4,374,317
6,125	6.150%, 10/01/28 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 101.00	Aaa	7,022,986
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AAA	2,450,904
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – FSA Insured

29,775	Total Kentucky			32,778,810

	Louisiana – 4.2% (2.4% of Total Investments)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
11,325	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	10,678,909
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA–	7,934,518
10	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 7.758%, 5/01/41 –	5/16 at 100.00	AA–	5,501
	FGIC Insured (IF)
5	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-3, 7.749%, 5/01/41 –	5/16 at 100.00	AA–	2,751
	FGIC Insured (IF)
3,225	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/08 at 100.00	AAA	3,247,672
	5.950%, 11/01/15 – FSA Insured

23,505	Total Louisiana			21,869,351

	Maine – 1.6% (0.9% of Total Investments)
555	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	571,744
	7/01/29 – MBIA Insured
7,445	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	Aaa	7,816,952
	7/01/29 (Pre-refunded 7/01/09) – MBIA Insured

8,000	Total Maine			8,388,696

	Maryland – 1.8% (1.1% of Total Investments)
2,100	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA	1,912,701
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)
7,535	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AA	7,683,892
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 – AMBAC Insured
	(Alternative Minimum Tax)

9,635	Total Maryland			9,596,593

	Massachusetts – 2.3% (1.3% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	5,386,950
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
870	Massachusetts Water Resources Authority, General Revenue Bonds, Tender Option Bond Trust 2848,	2/17 at 100.00	AAA	509,298
	9.722%, 8/01/46 – FSA Insured (IF)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	1,347,775
1,000	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	1,078,220
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	1,288,473
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A (4)	2,156,440

11,315	Total Massachusetts			11,767,156

	Michigan – 0.8% (0.5% of Total Investments)
4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AA	4,306,350
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)

	Mississippi – 1.2% (0.7% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	N/R (4)	3,315,096
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)
2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	N/R (4)	3,113,680
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 – FGIC Insured (ETM)

5,260	Total Mississippi			6,428,776

	Nebraska – 2.1% (1.2% of Total Investments)
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2008, 4.500%, 9/01/37 – FGIC Insured (UB)	9/17 at 100.00	AA	10,847,730

	Nevada – 5.5% (3.2% of Total Investments)
33,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AA	22,357,589
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AA (4)	6,172,338
	Corridor Project, Series 2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) – AMBAC Insured

39,420	Total Nevada			28,529,927

	New Jersey – 1.2% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AA	1,748,110
1,700	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA	1,742,772
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A	2,555,050

5,900	Total New Jersey			6,045,932

	New Mexico – 1.2% (0.7% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,420	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,464,063
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AA+	3,353,069
1,530	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/23 – AMBAC Insured	4/14 at 100.00	AA	1,558,596

6,240	Total New Mexico			6,375,728

	New York – 15.2% (8.8% of Total Investments)
11,760	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AA (4)	12,613,070
	Facilities, Series 1999, 5.750%, 5/15/30 (Pre-refunded 5/15/10) – AMBAC Insured
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AA	16,083,750
	Program, Series 2002D, 5.500%, 10/01/17 – MBIA Insured
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	3,551,156
	2/15/47 – MBIA Insured (UB)
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006A,	11/16 at 100.00	AA	2,899,512
	4.250%, 5/01/33 – MBIA Insured (UB)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A–	4,982,450
	5.000%, 12/01/25 – FGIC Insured
8,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	8,101,760
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
6,945	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA	6,726,510
	5.000%, 11/15/44 – AMBAC Insured (UB)
10,150	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/08 at 100.00	AAA	10,169,996
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.550%,	10/09 at 100.00	Aa1	4,214,154
	10/01/19 – MBIA Insured (Alternative Minimum Tax)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2008:
2,460	5.000%, 3/15/24 – FSA Insured (UB)	3/15 at 100.00	AAA	2,535,338
2,465	5.000%, 3/15/25 – FSA Insured (UB)	3/15 at 100.00	AAA	2,531,949
5,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/13 at 100.00	Aa3	4,985,700
	Bonds, Series 2003A, 5.000%, 11/15/32 – FGIC Insured

78,350	Total New York			79,395,345

	Ohio – 4.5% (2.6% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 –	6/14 at 100.00	A	7,333,970
	FGIC Insured
9,195	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	Aa3	7,964,433
	AMBAC Insured (UB)
5,000	Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare Partners, Series	9/09 at 102.00	AA	5,098,250
	1999A, 5.500%, 9/01/29 – AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	3,165,440
	5.000%, 12/01/24 – FSA Insured

24,260	Total Ohio			23,562,093

	Oklahoma – 0.4% (0.3% of Total Investments)
2,250	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	2,282,738
	7/01/24 – AMBAC Insured

	Pennsylvania – 2.8% (1.6% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AA	3,030,990
	5.000%, 12/01/23 – MBIA Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
3,260	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AA	3,309,389
1,600	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AA	1,617,872
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,976,748
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	N/R	1,931,300
	5.000%, 12/01/23 – FGIC Insured

15,260	Total Pennsylvania			14,866,299

	Puerto Rico – 2.2% (1.2% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	2,443,550
	FGIC Insured
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	A+	3,588,000
	8/01/42 – FGIC Insured
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A–	5,226,350
	5.500%, 7/01/16 – FGIC Insured

32,500	Total Puerto Rico			11,257,900

	South Carolina – 2.3% (1.3% of Total Investments)
3,000	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A,	2/14 at 100.00	Aa1	3,088,560
	5.000%, 2/01/22 – AMBAC Insured
10,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	9,031,000
	10/01/34 – XLCA Insured

13,000	Total South Carolina			12,119,560

	Tennessee – 1.2% (0.7% of Total Investments)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 – FSA Insured	1/13 at 52.75	AAA	3,126,600
5,000	0.000%, 1/01/25 – FSA Insured	1/13 at 49.71	AAA	1,961,000
2,750	0.000%, 1/01/26 – FSA Insured	1/13 at 46.78	AAA	1,011,478

15,250	Total Tennessee			6,099,078

	Texas – 18.6% (10.7% of Total Investments)
8,000	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/08 at 100.00	AA	8,004,400
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 –
	MBIA Insured
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2008, 5.250%, 7/15/20 –	7/14 at 100.00	AAA	3,286,734
	FSA Insured (UB)
3,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,067,830
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	4,052,550
	Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – FSA Insured
1,035	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AA	1,080,499
	2/15/10 – AMBAC Insured
285	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AA (4)	296,417
	2/15/10 – AMBAC Insured (ETM)
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	5,059,250
	5/15/24 – FGIC Insured
4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 –	3/11 at 100.00	AAA	4,601,250
	FSA Insured
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	19,475,878
	5.750%, 12/01/32 – FSA Insured (ETM)
4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19 –	7/10 at 100.00	AAA	4,709,268
	FSA Insured (Alternative Minimum Tax)
19,200	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	AA	19,381,248
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 –
	AMBAC Insured
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/11 at 100.00	AA	2,007,180
	Series 2004A, 5.000%, 8/01/24 – AMBAC Insured
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children’s	8/12 at 101.00	AA	22,073,436
	Medical Center of Dallas, Series 2002, 5.250%, 8/15/32 – AMBAC Insured

93,620	Total Texas			97,095,940

	Washington – 11.4% (6.6% of Total Investments)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AA	10,729,464
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AAA	16,050,156
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42
4,550	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AAA	4,728,951
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)
5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 –	12/10 at 100.00	AAA	5,233,649
	FSA Insured
2,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AA (4)	2,635,549
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C,	No Opt. Call	AA+	7,490,858
	Residuals 1519, 0.000%, 6/01/28 – MBIA Insured (UB)
10,000	Washington State, General Obligation Bonds, Series R-2003A, 5.000%, 1/01/19 – MBIA Insured	1/12 at 100.00	AA+	10,360,999
2,250	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AA	2,302,987
	1999, 5.250%, 7/01/14 – MBIA Insured

71,565	Total Washington			59,532,613

	West Virginia – 2.6% (1.5% of Total Investments)
12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Infrastructure and	10/10 at 100.00	AAA	13,709,853
	Jobs Development Council Program, Series 2000A, 5.500%, 10/01/39 (Pre-refunded 10/01/10) –
	FSA Insured

	Wisconsin – 0.8% (0.4% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded	11/14 at 100.00	Aaa	1,789,572
	11/01/14) – FSA Insured
545	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 – FSA Insured	11/14 at 100.00	Aaa	550,493
1,675	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA	1,635,704
	5.000%, 7/01/30 – AMBAC Insured

3,855	Total Wisconsin			3,975,769

$ 1,021,803	Total Long-Term Investments (cost $875,526,563) – 165.9%			865,307,543

	Short-Term Investments - 7.9% (4.5% of Total Investments)
1,900	Austin, Texas, Water and Wastewater System Revenue Bonds, Tender Option Bond Trust 1281,		A-1	1,900,000
	Variable Rate Demand Obligations, 2.760%, 5/15/35 – AMBAC Insured (5)
2,000	Chaffey Community College District, Bernardino County, California, General Obligation Bonds,		A-1	2,000,000
	Tender Option Bond Trust 1132, Variable Rate Demand Obligations, 3.500%, 6/01/30 – MBIA Insured (5)
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Variable		A-1	3,000,000
	Rate Demand Obligation, Series 2005C, 8.500%, 3/15/32 – AMBAC Insured (5)
5,655	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation		A-1+	5,655,000
	Bonds, Series 2001, Trust 163, Variable Rate Demand Obligations, 2.640%, 6/15/09 – MBIA Insured (5)
5,705	Lancaster, Pennsylvania, General Obligation Bonds, Tender Option Bond Trust 2007-47, Variable Rate		VMIG-1	5,705,000
	Demand Obligations, 3.740%, 5/01/15 – AMBAC Insured (5)
1,400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland		A-1+	1,400,000
	Health, Series 2006A, VRDO 108, Variable Rate Demand Obligations, 4.000%, 7/01/36 –
	MBIA Insured (5)
1,900	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series		A-1	1,900,000
	1997A, Trust 489, Variable Rate Demand Obligations, 6.000%, 1/01/37 – MBIA Insured (5)
4,665	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007, Trust		A-1+	4,665,000
	2199, Variable Rate Demand Obligations, 2.590%, 6/15/15 – AMBAC Insured (5)
5,000	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal		A-1+	5,000,000
	Series 1995B2-B10, 2.050%, 8/15/22 – MBIA Insured (5)
1,000	New York State Dorm Authority, Revenue Bonds, Non State Supported Debt, Cornell University,		A-1+	1,000,000
	Series 2008C, Variable Rate Demand Obligations, 1.950%, 7/01/37 (5)
4,180	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment		N/R	4,180,000
	Project, Series 2006C, Floaters 1601, Variable Rate Demand Obligations, 4.000%, 2/01/15 – MBIA
	Insured (5)
4,800	University of North Texas, Financing System Revenue Bonds, Series 2003, Trust 146,		A-1+	4,800,000
	Variable Rate Demand Obligations, 2.400%, 3/05/29 – FSA Insured (5)

$ 41,205	Total Short-Term Investments (cost $41,205,000)			41,205,000

	Total Investments (cost $916,731,563) – 173.8%			906,512,543

	Floating Rate Obligations – (16.5)%			(85,871,650)

	Other Assets Less Liabilities – 3.7%			19,077,782

	Preferred Shares, at Liquidation Value – (61.0)% (6)			(318,000,000)

	Net Assets Applicable to Common Shares – 100%			$521,718,675

As of July 31, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after the period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.1)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $830,263,015.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 22,153,270
Depreciation	(31,778,778)

Net unrealized appreciation (depreciation) of investments	$ (9,625,508)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008